Loss per Share (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loss per share [abstract]
Loss attributable to common equity holders	$ (2,473)	$ (3,725)
Weighted average number of shares for basic and diluted LPS	31,961,612	22,353,211